Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES

NOTE 14 – ORDINARY SHARES

In April 2023, the Company issued 3,404,685 Ordinary Shares, of which 3,200,000 were in the IPO and 204,685 in over-allotment, at $5 per share with net proceeds of approximately $15.1 million.

On February 5, 2024, the 2024 annual general meeting adopted resolutions that the issued 14,392,364 ordinary shares of par value of US$0.0001 each were re-designated and re-classified into 6,200,364 Class A ordinary shares of par value US$0.0001 each with one vote per share (the “Class A Ordinary Shares”) and 8,192,000 Class B ordinary shares of par value US$0.0001 each with 15 votes per share (the “Class B Ordinary Shares”) on a one for one basis.

On November 24, 2025, the 2025 annual general meeting adopted resolutions that the Company’s authorized share capital be amended from US$50,000 divided into 431,808,000 Class A ordinary shares at a par value of US$0.0001 each, 58,192,000 Class B ordinary shares at a par value of US$0.0001 each and 10,000,000 preference shares at a par value of US$0.0001 each to US$316,000 divided into 3,000,000,000 Class A ordinary shares at a par value of US$0.0001 each, 150,000,000 Class B ordinary shares at a par value of US$0.0001 each and 10,000,000 preference shares at a par value of US$0.0001 each by the creation of an additional 2,568,192,000 Class A Ordinary Shares at a par value US $0.0001 each and 91,808,000 Class B Ordinary Shares at a par value US $0.0001 each.

On March 25, 2026, the board approved a consolidation of the Class A Ordinary Shares (the “March 2026 Reverse Split”) at a ratio of 1-for-50, which became effective on April 6, 2026. Pursuant to the board resolutions, each 50 issued and unissued Class A Ordinary Share of par value US$0.0001 each was consolidated into one Class A Ordinary Share of par value US$0.005 each on April 6, 2026. Following the March 2026 Reverse Split, the par value of each Class A Ordinary Share was changed from $0.0001 to $0.005. No fractional shares were issued in connection with the March 2026 Reverse Split. Any fractional share resulting from the March 2026 Reverse Split was rounded up to the next whole share at the participant level. Our Class A Ordinary Shares continued to trade on the Nasdaq Capital Market under the symbol “HKIT” and began trading on a split-adjusted basis when the market opened on April 6, 2026. The new CUSIP number for the Class A Ordinary Shares following the March 2026 Reverse Split was G45139113.

For financial reporting purposes, as the Company’s ordinary shares that were outstanding at December 31, 2023 had been reclassified into Class A and Class B ordinary shares during 2024, the 2023 share numbers have been retroactively adjusted by applying the 1-for-50 reverse share split only to the portion of shares that became Class A ordinary shares.